Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, presented below is the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)	COMPENSATION ACTUALLY PAID TO CEO ($)(1)	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER CEO ($)	COMPENSATION ACTUALLY PAID TO FORMER CEO($)(1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEO(2) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS(3) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($)	OPERATING INCOME ($)
							TOTAL STOCKHOLDER RETURN ($)	PEER GROUP TOTAL STOCKHOLDER RETURN(4) ($)
2026	8,472,906	9,957,513			1,998,014	4,259,695	215.17	91.36	154,711,000	218,970,000
2025	7,512,141	13,498,538	4,648,625	34,739,980	1,803,211	7,089,971	221.23	136.30	149,637,000	217,524,000
2024			20,683,518	36,160,052	3,035,985	5,431,096	135.30	125.58	128,154,000	189,061,000
2023			8,107,748	32,360,845	2,574,233	5,678,095	115.93	94.74	91,778,000	135,279,000
2022			9,654,358	16,864,015	2,281,438	2,891,868	84.06	93.56	115,347,000	121,749,000
(1)
The dollar amounts reported represent the amount of compensation actually paid to our CEO and former CEO as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO and former CEO during the applicable year.

(2)
Mr. Edrick, Mr. Sze, Mr. Morben, and Mr. Tropeano were our non-CEO NEOs for 2026. Mr. Edrick, Mr. Sze, Mr. Mansouri, and Mr. Morben were our non-CEO NEOs for 2025. Mr. Edrick, Mr. Mehra, Mr. Sze, and Mr. Mansouri were our non-CEO NEOs for 2023 and 2024; Mr. Edrick, Mr. Mehra, Mr. Sze, and Mr. Maginnis were our non-CEO NEOs for 2022.

(3)
The dollar amounts reported represent the average amount of compensation actually paid to the NEOs as a group (excluding our CEOs, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEOs, as applicable) during the applicable year.

(4)
The new peer group as reported in our fiscal year 2026 Form 10-K includes Conmed Corp., Evolv Technologies Holdings, Inc., and Leidos Holdings Inc. The new peer group excludes Smiths Group Plc, which is in the process of divesting Smiths Detection, and adds Evolv Technologies Holdings, Inc., which more closely reflects our Company’s participation in the security screening and detection market. Our prior peer group included Conmed Corp., Leidos Holdings Inc., and Smiths Group Plc. The prior peer group TSR for the years ended June 30, 2022, 2023, 2024, and 2025 were $88.22, $103.14, $107.95, $141.25 and $159.08, respectively.

The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE ($)	YEAR-END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN YEAR ($)	CHANGE IN YEAR-END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	CHANGE IN VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING YEAR ($)	CHANGE IN FAIR VALUE OF AWARDS THAT WERE FORFEITED DURING THE YEAR ($)	CHANGE IN THE ACTUARIAL PRESENT VALUES REPORTED UNDER THE “CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS” COLUMN OF THE SUMMARY COMPENSATION TABLE ($)	SERVICE COST AND, IF APPLICABLE, PRIOR SERVICE COST FOR PENSION PLANS ($)	COMPENSATION ACTUALLY PAID ($)
CEO
2026	8,472,906	(5,999,970)	6,814,692	441,459	228,426	—	—	—	9,957,513
2025 (CEO)	7,512,141	(5,269,720)	8,879,497	2,245,897	130,723	—	—	—	13,498,538
2025 (Former CEO)	4,648,625	(2,609,127)	6,752,321	23,925,187	1,644,567	—	—	378,407	34,739,980
2024	20,683,518	(4,000,008)	7,474,212	9,077,301	2,376,772	—	—	548,257	36,160,052
2023	8,107,748	(4,833,221)	12,027,821	15,412,481	519,822	—	(204,135)	1,330,329	32,360,845
2022	9,654,358	(4,833,148)	7,514,030	5,867,194	(498,504)	—	(1,954,741)	1,114,826	16,864,015
NON-CEO NEOS
2026	1,998,014	(990,023)	1,509,741	1,584,258	157,705	—	—	—	4,259,695
2025	1,803,211	(908,808)	2,240,561	3,738,733	216,274	—	—	—	7,089,971
2024	3,035,985	(959,626)	1,759,465	1,263,388	331,884	—	—	—	5,431,096
2023	2,574,233	(959,590)	1,948,519	2,046,128	68,805	—	—	—	5,678,095
2022	2,281,438	(941,882)	1,179,659	505,613	(79,244)	(53,716)	—	—	2,891,868

Company Selected Measure Name	OPERATING INCOME
Named Executive Officers, Footnote
(2)
Mr. Edrick, Mr. Sze, Mr. Morben, and Mr. Tropeano were our non-CEO NEOs for 2026. Mr. Edrick, Mr. Sze, Mr. Mansouri, and Mr. Morben were our non-CEO NEOs for 2025. Mr. Edrick, Mr. Mehra, Mr. Sze, and Mr. Mansouri were our non-CEO NEOs for 2023 and 2024; Mr. Edrick, Mr. Mehra, Mr. Sze, and Mr. Maginnis were our non-CEO NEOs for 2022.

Peer Group Issuers, Footnote
(4)
The new peer group as reported in our fiscal year 2026 Form 10-K includes Conmed Corp., Evolv Technologies Holdings, Inc., and Leidos Holdings Inc. The new peer group excludes Smiths Group Plc, which is in the process of divesting Smiths Detection, and adds Evolv Technologies Holdings, Inc., which more closely reflects our Company’s participation in the security screening and detection market. Our prior peer group included Conmed Corp., Leidos Holdings Inc., and Smiths Group Plc. The prior peer group TSR for the years ended June 30, 2022, 2023, 2024, and 2025 were $88.22, $103.14, $107.95, $141.25 and $159.08, respectively.

Adjustment To PEO Compensation, Footnote
The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE ($)	YEAR-END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN YEAR ($)	CHANGE IN YEAR-END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	CHANGE IN VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING YEAR ($)	CHANGE IN FAIR VALUE OF AWARDS THAT WERE FORFEITED DURING THE YEAR ($)	CHANGE IN THE ACTUARIAL PRESENT VALUES REPORTED UNDER THE “CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS” COLUMN OF THE SUMMARY COMPENSATION TABLE ($)	SERVICE COST AND, IF APPLICABLE, PRIOR SERVICE COST FOR PENSION PLANS ($)	COMPENSATION ACTUALLY PAID ($)
CEO
2026	8,472,906	(5,999,970)	6,814,692	441,459	228,426	—	—	—	9,957,513
2025 (CEO)	7,512,141	(5,269,720)	8,879,497	2,245,897	130,723	—	—	—	13,498,538
2025 (Former CEO)	4,648,625	(2,609,127)	6,752,321	23,925,187	1,644,567	—	—	378,407	34,739,980
2024	20,683,518	(4,000,008)	7,474,212	9,077,301	2,376,772	—	—	548,257	36,160,052
2023	8,107,748	(4,833,221)	12,027,821	15,412,481	519,822	—	(204,135)	1,330,329	32,360,845
2022	9,654,358	(4,833,148)	7,514,030	5,867,194	(498,504)	—	(1,954,741)	1,114,826	16,864,015
NON-CEO NEOS
2026	1,998,014	(990,023)	1,509,741	1,584,258	157,705	—	—	—	4,259,695
2025	1,803,211	(908,808)	2,240,561	3,738,733	216,274	—	—	—	7,089,971
2024	3,035,985	(959,626)	1,759,465	1,263,388	331,884	—	—	—	5,431,096
2023	2,574,233	(959,590)	1,948,519	2,046,128	68,805	—	—	—	5,678,095
2022	2,281,438	(941,882)	1,179,659	505,613	(79,244)	(53,716)	—	—	2,891,868

Non-PEO NEO Average Total Compensation Amount	$ 1,998,014	$ 1,803,211	$ 3,035,985	$ 2,574,233	$ 2,281,438
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,259,695	7,089,971	5,431,096	5,678,095	2,891,868
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE ($)	YEAR-END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN YEAR ($)	CHANGE IN YEAR-END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	CHANGE IN VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING YEAR ($)	CHANGE IN FAIR VALUE OF AWARDS THAT WERE FORFEITED DURING THE YEAR ($)	CHANGE IN THE ACTUARIAL PRESENT VALUES REPORTED UNDER THE “CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS” COLUMN OF THE SUMMARY COMPENSATION TABLE ($)	SERVICE COST AND, IF APPLICABLE, PRIOR SERVICE COST FOR PENSION PLANS ($)	COMPENSATION ACTUALLY PAID ($)
CEO
2026	8,472,906	(5,999,970)	6,814,692	441,459	228,426	—	—	—	9,957,513
2025 (CEO)	7,512,141	(5,269,720)	8,879,497	2,245,897	130,723	—	—	—	13,498,538
2025 (Former CEO)	4,648,625	(2,609,127)	6,752,321	23,925,187	1,644,567	—	—	378,407	34,739,980
2024	20,683,518	(4,000,008)	7,474,212	9,077,301	2,376,772	—	—	548,257	36,160,052
2023	8,107,748	(4,833,221)	12,027,821	15,412,481	519,822	—	(204,135)	1,330,329	32,360,845
2022	9,654,358	(4,833,148)	7,514,030	5,867,194	(498,504)	—	(1,954,741)	1,114,826	16,864,015
NON-CEO NEOS
2026	1,998,014	(990,023)	1,509,741	1,584,258	157,705	—	—	—	4,259,695
2025	1,803,211	(908,808)	2,240,561	3,738,733	216,274	—	—	—	7,089,971
2024	3,035,985	(959,626)	1,759,465	1,263,388	331,884	—	—	—	5,431,096
2023	2,574,233	(959,590)	1,948,519	2,046,128	68,805	—	—	—	5,678,095
2022	2,281,438	(941,882)	1,179,659	505,613	(79,244)	(53,716)	—	—	2,891,868

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS. TSR
Compensation Actually Paid vs. Net Income
COMPENSATION ACTUALLY PAID VS. NET INCOME
We do not consider net income to be one of our most important financial performance measures and, accordingly, it is not utilized in our compensation programs. We believe there is limited relationship, if any, between compensation actually paid and net income. Net income in fiscal year 2022 included a $27.4 million pre-tax gain on sale of a property in a sale-leaseback transaction.

Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS. OPERATING INCOME
Total Shareholder Return Vs Peer Group	COMPENSATION ACTUALLY PAID VS. TSR
Tabular List, Table
We consider the following to be the most important financial performance measures we used to link compensation actually paid to our NEOs to company performance for fiscal year 2026.
FINANCIAL PERFORMANCE MEASURES
Revenue
Operating Income (EBIT)
AROE

Total Shareholder Return Amount	$ 215.17	221.23	135.3	115.93	84.06
Peer Group Total Shareholder Return Amount	91.36	136.3	125.58	94.74	93.56
Net Income (Loss)	$ 154,711,000	$ 149,637,000	$ 128,154,000	$ 91,778,000	$ 115,347,000
Company Selected Measure Amount	218,970,000	217,524,000	189,061,000	135,279,000	121,749,000
PEO Name	Mr. Mehra
Peer Group Total Shareholder Return Amount Using Previous Peer Group	$ 159.08	$ 141.25	$ 107.95	$ 103.14	$ 88.22
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income (EBIT)
Measure:: 3
Pay vs Performance Disclosure
Name	AROE
Mr. Mehra [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,472,906	7,512,141
PEO Actually Paid Compensation Amount	9,957,513	13,498,538
Mr. Chopra [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,648,625	20,683,518	8,107,748	9,654,358
PEO Actually Paid Compensation Amount		34,739,980	36,160,052	32,360,845	16,864,015
PEO | Mr. Mehra [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Mehra [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Mehra [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,999,970)	(5,269,720)
PEO | Mr. Mehra [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,814,692	8,879,497
PEO | Mr. Mehra [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	441,459	2,245,897
PEO | Mr. Mehra [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,426	130,723
PEO | Mr. Mehra [Member] | Change In Fair Value Of Awards That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Chopra [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(204,135)	(1,954,741)
PEO | Mr. Chopra [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		378,407	548,257	1,330,329	1,114,826
PEO | Mr. Chopra [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,609,127)	(4,000,008)	(4,833,221)	(4,833,148)
PEO | Mr. Chopra [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,752,321	7,474,212	12,027,821	7,514,030
PEO | Mr. Chopra [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		23,925,187	9,077,301	15,412,481	5,867,194
PEO | Mr. Chopra [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,644,567	2,376,772	519,822	(498,504)
PEO | Mr. Chopra [Member] | Change In Fair Value Of Awards That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(990,023)	(908,808)	(959,626)	(959,590)	(941,882)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,509,741	2,240,561	1,759,465	1,948,519	1,179,659
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,584,258	3,738,733	1,263,388	2,046,128	505,613
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,705	216,274	331,884	68,805	(79,244)
Non-PEO NEO | Change In Fair Value Of Awards That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (53,716)